UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21042
Morgan Stanley Small-Mid Special Value
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: April 30, 2010
Date of reporting period: October 31, 2009

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Small-Mid Special Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended October 31, 2009

Total Return for the 6 Months Ended October 31, 2009

				Russell	Lipper
				2500®	Mid-Cap
				Value	Value Funds
Class A	Class B	Class C	Class I	Index[1]	Index[2]
23.10%	23.01%	22.55%	23.22%	18.15%	22.09%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

Market Conditions

In the six months ended October 31, 2009, the market extended the rally that began in March of 2009. Throughout April and May, investors began focusing on potential signs of economic stabilization within employment, retail sales, and consumer sentiment data, while also appearing more willing to overlook negative news, such as the H1N1 (swine flu) virus and Chrysler’s and GM’s bankruptcy filings.

June saw a temporary pause in the market’s appreciation. Oil and commodity prices rose, the U.S. dollar fell, and unemployment continued to climb. Borrowing costs also increased. These conditions stoked inflation fears and a debate about whether policy makers would be able or willing to raise interest rates in the future. However, in July, corporate earnings reports for the second quarter of 2009 beat expectations in a number of industries, bolstering investor sentiment and leading the market to continue its rally.

Throughout August and September, economic news remained mixed, although tilted toward the positive. Consumer confidence rose, the Conference Board’s index of leading economic indicators (LEI) was also up, and second quarter gross domestic product was better than expected. Second quarter corporate earnings reports showed some improvements from the first quarter, and third quarter earnings were expected to be even better. Initial public offerings and merger and acquisition activity also resumed during the period. Conversely, the housing market and health of the banking industry remained causes for concern, particularly with the unemployment rate still hovering near 10 percent.

The market’s advance slowed noticeably in October. Unemployment rose, topping 10 percent in early November, consumer confidence fell, and auto sales declined with the expiration of the “cash for clunkers” government program. Oil prices reached a new high for the year, as the dollar remained weak. New home sales also continued to be lackluster. On the positive side, however, retail sales excluding autos were better than expected and the Conference Board’s LEI index was up for the sixth straight month. The economy grew by a positive 3.5 percent in the third quarter, according to the government’s advance estimate. Although analysts’ expectations were still muted, third quarter corporate earnings were generally in line with or above expectations.

In this environment, small and mid-sized stocks lagged large-capitalization stocks, although all three segments posted double-digit gains for the six-month period. Value and growth stocks performed similarly well. Within the small- and mid-cap universe, as represented by the Russell 2500® Value Index (the “Index”), the energy, consumer staples, and health care sectors were the best performing sectors. Financial services, utilities, and producer durables had the lowest returns. That said, all sectors within the Index had double-digit returns during the period.

Performance Analysis

All share classes of Morgan Stanley Small-Mid Special Value Fund outperformed the Russell 2500® Value Index (the “Index”) and the Lipper Mid-Cap Value Funds Index for the six months ended October 31, 2009, assuming no deduction of applicable sales charges.

Outperformance relative to the Index came partly from stock selection and an underweight in the financial services sector. Positioning in several insurance companies and an underweight in banks were advantageous. Stock selection and an overweight in the technology sector also contributed positively to performance, with several software and services holdings adding to gains. Finally, in consumer staples, both stock selection and an overweight in the sector boosted relative returns, primarily due to holdings in vitamin manufacturer and a brewery. Overall within these three sectors, stock selection was the primary driver of relative performance during the period.

Conversely, other investments had an adverse effect on relative performance. In the consumer discretionary sector, the Fund was hurt by holdings in an ad agency and a restaurant, coupled with a lack of exposure to industries such as specialty retailers and auto parts that rallied strongly during the period. Another detractor from performance was stock selection in the producer durables sector, where the Fund held a security company and an engineering and construction company that lagged. Additionally, the portfolio had no exposure to the more cyclical (or economically sensitive) machinery stocks, which performed well as investors gained confidence in an economic recovery. Stock selection in the health care sector also hampered relative returns during the period, mainly attributable to two underperforming institutional pharmacy services companies.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 10/31/09
MAXIMUS, Inc.	4.1%
Hanover Insurance Group, Inc.	3.8
Pactiv Corp.	3.0
Computer Sciences Corp.	2.8
AAR Corp.	2.8
Conseco, Inc.	2.7
Reinsurance Group of America, Inc.	2.7
Check Point Software Technologies Ltd. (Israel)	2.6
Interpublic Group of Cos., Inc. (The)	2.6
ConAgra Foods, Inc.	2.4

TOP FIVE INDUSTRIES as of 10/31/09
Insurance	13.7%
Information Technology Services	13.2
Aerospace & Defense	6.4
Media	4.9
Food Products	4.6

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its net assets, including any borrowings for investment purposes, in common stocks and other equity securities, including convertible securities, of small and medium capitalization companies that the Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., believes are undervalued relative to the marketplace or to similar companies. The Fund also may use derivative instruments as described in the Fund’s prospectus. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the

SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our web site at www.morganstanley.com. It is also available on the SEC’s web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com. This information is also available on the SEC’s web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended October 31, 2009

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 05/28/02)		(since 05/28/02)		(since 05/28/02)		(since 05/28/02)
Symbol	JBJAX		JBJBX		JBJCX		JBJDX
1 Year	22.52%[3]		22.57%[3]		21.57%[3]		22.82%[3]
	16.09	[4]	17.57	[4]	20.57	[4]	—

5 Years	3.27	[3]	2.84	[3]	2.50	[3]	3.52	[3]
	2.16	[4]	2.63	[4]	2.50	[4]	—

Since Inception	6.64	[3]	6.08	[3]	5.85	[3]	6.89	[3]
	5.87	[4]	6.08	[4]	5.85	[4]	—

Gross Expense Ratio	1.46%		2.20%		2.21%		1.21%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. Expense ratios are as of each Fund’s fiscal year end as outlined in the Fund’s current prospectus.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Russell 2500® Value Index measures the performance of those companies in the Russell 2500® Index with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Mid-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Mid-Cap Value Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/09 – 10/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			05/01/09 –
	05/01/09	10/31/09	10/31/09
Class A
Actual (23.10% return)	$1,000.00	$1,231.00	$8.72
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.39	$7.88
Class B
Actual (23.01% return)	$1,000.00	$1,230.10	$8.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.64	$7.68
Class C
Actual (22.55% return)	$1,000.00	$1,225.50	$12.90
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.61	$11.67
Class I
Actual (23.22% return)	$1,000.00	$1,232.20	$7.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.65	$6.61

@	Expenses are equal to the Fund’s annualized expense ratios of 1.55%, 1.51%, 2.30% and 1.30% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser (as defined herein) under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund’s Administrator (as defined herein) under the administration agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser’s expense. (The Investment Adviser and the Administrator together are referred to as the “Adviser” and the advisory and administration agreements together are referred to as the “Management Agreement.”) The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. (“Lipper”).

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as determined by Lipper, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund’s performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2008, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund’s performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the “management fee”) for this Fund relative to comparable funds advised by the Adviser and compared to its peers as determined by Lipper. In addition to the management fee, the Board also reviewed the Fund’s total expense ratio. The Board noted that the management fee and total expense ratio were higher but close to the peer group average. After discussion, the Board concluded that the Fund’s management fee, total expense ratio and performance were competitive with the peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund’s total expense ratio and particularly the Fund’s management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser’s profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser’s expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other benefits to the Adviser and its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, “float” benefits derived from handling of checks for purchases and sales, research received by the Adviser generated from commission dollars spent on funds’ portfolio trading and fees for distribution and/or shareholder servicing. The Board reviewed with the Adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund’s operations and the Board’s confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund’s Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund’s business.

General Conclusion

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. The Board considered these factors over the course of numerous meetings, some of which were in executive session with only the Independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Small-Mid Special Value Fund
Portfolio of Investments - October 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (94.8%)
	Aerospace & Defense (6.4%)
123,000	AAR Corp. (a)	$2,412,030
150,900	AerCap Holdings NV (Netherlands) (a)	1,264,542
20,400	Goodrich Corp.	1,108,740
48,300	Spirit Aerosystems Holdings, Inc. (Class A) (a)	768,936

		5,554,248

	Beverages (2.1%)
37,300	Molson Coors Brewing Co. (Class B)	1,826,581

	Chemicals (2.0%)
14,800	Cytec Industries, Inc.	490,916
18,900	Lubrizol Corp. (The)	1,257,984

		1,748,900

	Commercial Services & Supplies (1.2%)
42,500	Brink’s Co. (The)	1,008,525

	Computers & Peripherals (2.1%)
64,900	Teradata Corp. (a)	1,809,412

	Construction & Engineering (1.6%)
55,700	Aecom Technology Corp. (a)	1,405,868

	Containers & Packaging (3.0%)
114,900	Pactiv Corp. (a)	2,653,041

	Diversified Consumer Services (1.6%)
45,500	Brink’s Home Security Holdings, Inc. (a)	1,409,590

	Diversified Telecommunication Services (2.3%)
62,800	CenturyTel, Inc.	2,038,488

	Electric Utilities (1.1%)
81,100	NV Energy, Inc.	929,406

	Energy Equipment & Services (1.9%)
37,379	Exterran Holdings, Inc. (a)	763,653
41,760	Superior Energy Services, Inc. (a)	902,434

		1,666,087

	Food Products (4.6%)
98,400	ConAgra Foods, Inc.	2,066,400
68,953	Corn Products International, Inc.	1,943,096

		4,009,496

	Gas Utilities (1.3%)
45,500	UGI Corp.	1,086,540

	Health Care Providers & Services (1.1%)
64,400	PharMerica Corp. (a)	993,692

	Hotels, Restaurants & Leisure (2.9%)
70,000	AFC Enterprises, Inc. (a)	562,100
497,800	Wendy’s/Arby’s Group, Inc. (Class A)	1,966,310

		2,528,410

	Household Durables (2.9%)
36,600	Snap-On, Inc.	1,336,998
26,400	Stanley Works (The)	1,194,072

		2,531,070

	Information Technology Services (13.2%)
76,800	Amdocs Ltd. (Guernsey) (a)	1,935,360
83,800	Broadridge Financial Solutions, Inc.	1,743,878
47,800	Computer Sciences Corp. (a)	2,423,938
78,240	MAXIMUS, Inc.	3,619,382
101,100	SAIC, Inc. (a)	1,790,481

		11,513,039

	Insurance (13.7%)
25,600	Arch Capital Group Ltd. (a)	1,724,672
45,700	Axis Capital Holdings Ltd. (Bermuda)	1,320,273
453,300	Conseco, Inc. (a)	2,361,693
78,943	Hanover Insurance Group, Inc.	3,321,132
2,730	Markel Corp. (a)	880,971
51,100	Reinsurance Group of America, Inc.	2,355,710

		11,964,451

	Life Sciences Tools & Services (1.9%)
89,300	PerkinElmer, Inc.	1,661,873

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Portfolio of Investments - October 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Media (4.9%)
374,900	Interpublic Group of Cos., Inc. (The) (a)	$2,256,898
53,200	Scripps Networks Interactive (Class A)	2,008,832

		4,265,730

	Multi-Utilities (2.0%)
130,700	CMS Energy Corp.	1,738,310

	Office Electronics (1.1%)
39,700	Zebra Technologies Corp. (Class A) (a)	992,500

	Oil, Gas & Consumable Fuels (2.1%)
45,500	Pioneer Natural Resources Co.	1,870,505

	Personal Products (1.8%)
43,400	NBTY, Inc. (a)	1,580,194

	Pharmaceuticals (4.5%)
115,000	Mylan, Inc. (a)	1,867,600
55,500	Perrigo Co.	2,064,045

		3,931,645

	Professional Services (2.0%)
64,800	Verisk Analytics, Inc. (Class A)	1,777,464

	Real Estate Investment Trusts (REITs) (3.0%)
42,700	Plum Creek Timber Co., Inc.	1,336,083
46,700	Potlatch Corp.	1,303,397

		2,639,480

	Software (4.4%)
43,200	BMC Software, Inc. (a)	1,605,312
73,200	Check Point Software Technologies Ltd. (Israel) (a)	2,274,324

		3,879,636

	Thrifts & Mortgage Finance (2.1%)
156,200	TFS Financial Corp.	1,821,292

	Total Common Stocks (Cost $71,265,148)	82,835,473

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
	Convertible Bond (1.1%)
	Medical-Biomedical/Genetics
$840	Invitrogen Corp. (Cost $750,182)	1.50%	02/15/24	$943,950

NUMBER OF
SHARES (000)

	Short-Term Investment (4.1%)
	Investment Company
3,617	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (See Note 5) (Cost $3,617,042)	3,617,042

Total Investments (Cost $75,632,372) (b)	100.0%	87,396,465
Liabilities in Excess of Other Assets	(0.0)	(19,957)

Net Assets	100.0%	$87,376,508

(a)	Non-income producing security.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $14,257,728 and the aggregate gross unrealized depreciation is $2,493,635 resulting in net unrealized appreciation of $11,764,093.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Summary of Investments - October 31, 2009 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Insurance	$11,964,451	13.7%
Information Technology Services	11,513,039	13.2
Aerospace & Defense	5,554,248	6.4
Media	4,265,730	4.9
Food Products	4,009,496	4.6
Pharmaceuticals	3,931,645	4.5
Software	3,879,636	4.4
Investment Company	3,617,042	4.1
Containers & Packaging	2,653,041	3.0
Real Estate Investment Trusts (REITs)	2,639,480	3.0
Household Durables	2,531,070	2.9
Hotels, Restaurants & Leisure	2,528,410	2.9
Diversified Telecommunication Services	2,038,488	2.3
Oil, Gas & Consumable Fuels	1,870,505	2.1
Beverages	1,826,581	2.1
Thrifts & Mortgage Finance	1,821,292	2.1
Computers & Peripherals	1,809,412	2.1
Professional Services	1,777,464	2.0
Chemicals	1,748,900	2.0
Multi-Utilities	1,738,310	2.0
Energy Equipment & Services	1,666,087	1.9
Life Sciences Tools & Services	1,661,873	1.9
Personal Products	1,580,194	1.8
Diversified Consumer Services	1,409,590	1.6
Construction & Engineering	1,405,868	1.6
Gas Utilities	1,086,540	1.3
Commercial Services & Supplies	1,008,525	1.2
Health Care Providers & Services	993,692	1.1
Office Electronics	992,500	1.1
Medical-Biomedical/Genetics	943,950	1.1
Electric Utilities	929,406	1.1

	$87,396,465	100.0%

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Financial Statements

Statement of Assets and Liabilities
October 31, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $72,015,330)	$83,779,423
Investment in affiliate, at value (cost $3,617,042)	3,617,042
Receivable for:
Investments sold	143,079
Shares of beneficial interest sold	46,234
Dividends	25,931
Interest	2,671
Dividends from affiliates	615
Prepaid expenses and other assets	59,483
Receivable from distributor	90,672

Total Assets	87,765,150

Liabilities:
Payable for:
Shares of beneficial interest redeemed	123,498
Investments purchased	88,825
Distribution fee	57,675
Investment advisory fee	50,918
Transfer agent fee	19,317
Administration fee	6,189
Accrued expenses and other payables	42,220

Total Liabilities	388,642

Net Assets	$87,376,508

Composition of Net Assets:
Paid-in-capital	$108,987,679
Net unrealized appreciation	11,764,093
Accumulated net investment loss	(181,708)
Accumulated net realized loss	(33,193,556)

Net Assets	$87,376,508

Class A Shares:
Net Assets	$22,634,851
Shares Outstanding (unlimited shares authorized, $.01 par value)	2,639,689
Net Asset Value Per Share	$8.57

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$9.04

Class B Shares:
Net Assets	$45,093,431
Shares Outstanding (unlimited shares authorized, $.01 par value)	5,621,524
Net Asset Value Per Share	$8.02

Class C Shares:
Net Assets	$14,477,985
Shares Outstanding (unlimited shares authorized, $.01 par value)	1,837,678
Net Asset Value Per Share	$7.88

Class I Shares:
Net Assets	$5,170,241
Shares Outstanding (unlimited shares authorized, $.01 par value)	586,967
Net Asset Value Per Share	$8.81

Statement of Operations
For the six months ended October 31, 2009 (unaudited)

Net Investment Loss:
Income
Dividends	$502,653
Interest	8,994
Dividends from affiliate	3,550

Total Income	515,197

Expenses
Investment advisory fee	285,709
Distribution fee (Class A shares)	27,445
Distribution fee (Class B shares)	46,327
Distribution fee (Class C shares)	69,843
Transfer agent fees and expenses	120,774
Professional fees	40,509
Administration fee	34,114
Shareholder reports and notices	32,396
Registration fees	26,537
Custodian fees	6,247
Other	9,130

Total Expenses	699,031
Less: rebate from Morgan Stanley affiliated cash sweep (Note 5)	(2,419)

Net Expenses	696,612

Net Investment Loss	(181,415)

Realized and Unrealized Gain (Loss):
Net Realized Loss	(3,972,762)
Net Change in Unrealized Appreciation/Depreciation	21,425,700

Net Gain	17,452,938

Net Increase	$17,271,523

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	OCTOBER 31, 2009	APRIL 30, 2009
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(181,415)	$(190,230)
Net realized loss	(3,972,762)	(29,071,875)
Net change in unrealized appreciation/depreciation	21,425,700	(26,914,544)

Net Increase (Decrease)	17,271,523	(56,176,649)

Distributions to Shareholders from Net Realized Gain:
Class A shares	—	(1,692,813)
Class B shares	—	(3,586,126)
Class C shares	—	(1,147,226)
Class I shares	—	(524,112)

Total Distributions	—	(6,950,277)

Net decrease from transactions in shares of beneficial interest	(8,028,191)	(30,778,371)

Net Increase (Decrease)	9,243,332	(93,905,297)
Net Assets:
Beginning of period	78,133,176	172,038,473

End of Period (Including accumulated net investment losses of $181,708 and $293, respectively)	$87,376,508	$78,133,176

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - October 31, 2009 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Small-Mid Special Value Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund was organized as a Massachusetts business trust on February 21, 2002. The Fund commenced operations on May 28, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. As a result, the Investment Adviser expects to propose to the Board of Trustees of the Fund that it approve a reorganization of the Fund into a newly organized mutual fund advised by an affiliate of Invesco. It is the Investment Adviser’s current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Fund. If approved by the Board, the reorganization would be submitted to the shareholders for their approval.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - October 31, 2009 (unaudited) continued

supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund recognizes the tax effects of a tax position taken or expected to be taken in a tax return only if it is more likely than not to be sustained based solely on its technical merits as of the reporting date. The more-likely-than-not threshold must continue to be met in each reporting period to support continued recognition of the benefit. The difference between the tax benefit recognized in the financial statements for a tax position taken and the tax benefit claimed in the income tax return is referred to as an unrecognized tax benefit. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended April 30, 2009, remains subject to examination by taxing authorities.

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - October 31, 2009 (unaudited) continued

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

G. Subsequent Events — The Fund considers events or transactions that occur after the date of the Statement of Assets and Liabilities but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated through December 21, 2009, the date of issuance of these financial statements.
2. Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed baed on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - October 31, 2009 (unaudited) continued

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s investments carried at fair value:

		FAIR VALUE MEASUREMENTS AT OCTOBER 31, 2009 USING
		UNADJUSTED
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks
Aerospace & Defense	$5,554,248	$5,554,248	—	—
Beverages	1,826,581	1,826,581	—	—
Chemicals	1,748,900	1,748,900	—	—
Commercial Services & Supplies	1,008,525	1,008,525	—	—
Computers & Peripherals	1,809,412	1,809,412	—	—
Construction & Engineering	1,405,868	1,405,868	—	—
Containers & Packaging	2,653,041	2,653,041	—	—
Diversified Consumer Services	1,409,590	1,409,590	—	—
Diversified Telecommunication Services	2,038,488	2,038,488	—	—
Electric Utilities	929,406	929,406	—	—
Energy Equipment & Services	1,666,087	1,666,087	—	—
Food Products	4,009,496	4,009,496	—	—
Gas Utilities	1,086,540	1,086,540	—	—
Health Care Providers & Services	993,692	993,692	—	—
Hotels, Restaurants & Leisure	2,528,410	2,528,410	—	—
Household Durables	2,531,070	2,531,070	—	—
Information Technology Services	11,513,039	11,513,039	—	—
Insurance	11,964,451	11,964,451	—	—
Life Sciences Tools & Services	1,661,873	1,661,873	—	—
Media	4,265,730	4,265,730	—	—
Multi-Utilities	1,738,310	1,738,310	—	—
Office Electronics	992,500	992,500	—	—
Oil, Gas & Consumable Fuels	1,870,505	1,870,505	—	—
Personal Products	1,580,194	1,580,194	—	—
Pharmaceuticals	3,931,645	3,931,645	—	—
Professional Services	1,777,464	1,777,464	—	—
Real Estate Investment Trusts (REITs)	2,639,480	2,639,480	—	—
Software	3,879,636	3,879,636	—	—
Thrifts & Mortgage Finance	1,821,292	1,821,292	—	—

Total Common Stocks	82,835,473	82,835,473	—	—

Convertible Bond	943,950	—	$943,950	—
Short-Term Investment — Investment Company	3,617,042	3,617,042	—	—

Total	$87,396,465	$86,452,515	$943,950	—

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - October 31, 2009 (unaudited) continued

3. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.67% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
4. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess amount at October 31, 2009.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver at any time. For the six months ended October 31, 2009, the distribution fee was accrued for Class B at an annual rate of 0.21%.

At October 31, 2009, included in the Statement of Assets and Liabilities, is a receivable from the Fund’s Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a “reimbursement plan”, the Distributor reimburses to the Fund any 12b-1 fees

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - October 31, 2009 (unaudited) continued

collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of October 31, 2009.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended October 31, 2009, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended October 31, 2009, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $400, $11,378 and $305, respectively and received $1,127 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
5. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended October 31, 2009, advisory fees paid were reduced by $2,419 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $3,550 for six months ended October 31, 2009. During the six months ended October 31, 2009, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $12,719,080 and $12,214,942, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended October 31, 2009 aggregated $19,466,855 and $28,031,115, respectively. Included in the aforementioned transactions are purchases and sales of $20,905 and $1,281,227, respectively, with other Morgan Stanley funds, including realized losses of $92,258.

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - October 31, 2009 (unaudited) continued

For six months ended October 31, 2009, the Fund incurred brokerage commissions of $8,348 with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

For the period June 1, 2009 (the date on which Citigroup, Inc. became an affiliate of the Investment Adviser, Administrator, and Distributor) through October 31, 2009, the Fund incurred brokerage commission of $38 with Citigroup, Inc. for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
6. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of April 30, 2009, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year) and capital loss deferrals on wash sales.

Morgan Stanley Small-Mid Special Value Fund
Notes to Financial Statements - October 31, 2009 (unaudited) continued

7. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	OCTOBER 31, 2009		APRIL 30, 2009
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	46,411	$367,044	172,012	$1,473,119
Reinvestment of distributions	—	—	254,522	1,654,392
Redeemed	(281,506)	(2,243,977)	(1,323,883)	(11,105,895)

Net decrease – Class A	(235,095)	(1,876,933)	(897,349)	(7,978,384)

CLASS B SHARES
Sold	43,056	317,694	117,695	1,045,273
Reinvestment of distributions	—	—	576,025	3,502,233
Redeemed	(600,817)	(4,457,484)	(2,555,208)	(20,725,752)

Net decrease – Class B	(557,761)	(4,139,790)	(1,861,488)	(16,178,246)

CLASS C SHARES
Sold	60,136	441,333	126,664	1,060,273
Reinvestment of distributions	—	—	184,918	1,111,359
Redeemed	(189,689)	(1,391,704)	(770,116)	(5,924,615)

Net decrease – Class C	(129,553)	(950,371)	(458,534)	(3,752,983)

CLASS I SHARES
Sold	37,497	330,257	375,631	4,006,252
Reinvestment of distributions	—	—	77,842	518,429
Redeemed	(171,534)	(1,391,354)	(891,004)	(7,393,439)

Net decrease – Class I	(134,037)	(1,061,097)	(437,531)	(2,868,758)

Net decrease in Fund	(1,056,446)	$(8,028,191)	(3,654,902)	$(30,778,371)

Morgan Stanley Small-Mid Special Value Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED APRIL 30,
	OCTOBER 31, 2009			2009		2008		2007	2006	2005
	(unaudited)

Class A Shares
Selected Per Share Data:

Net asset value, beginning of period	$6.97			$11.64		$15.26		$14.14	$13.21	$13.07

Income (loss) from investment operations:
Net investment income (loss)(1)	(0.01)			(0.01)		(0.02)		(0.03)	0.01	(0.01)
Net realized and unrealized gain (loss)	1.61			(4.10)		(1.11)		2.87	3.03	1.55

Total income (loss) from investment operations	1.60			(4.11)		(1.13)		2.84	3.04	1.54

Less distributions from net realized gain	—			(0.56)		(2.49)		(1.72)	(2.11)	(1.40)

Net asset value, end of period	$8.57			$6.97		$11.64		$15.26	$14.14	$13.21

Total Return(2)	23.10%(6)			(34.93)%		(8.42)%		21.50%	24.26%	11.38%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.55%(4	)(7)		1.46%(4)		1.25%(4)		1.34%	1.34%	1.30%
Net investment income (loss)	(0.34)		%(4)(7)	(0.14)	%(4)	(0.16)	%(4)	(0.24)%	0.11%	(0.09)%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)		0.00%(5)		0.00%(5)		—	—	—

Supplemental Data:
Net assets, end of period, in thousands	$22,635			$20,041		$43,915		$45,640	$40,966	$30,805
Portfolio turnover rate	24%(6)			50%		51%		52%	70%	78%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.01%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED APRIL 30,
	OCTOBER 31, 2009			2009			2008			2007	2006	2005
	(unaudited)

Class B Shares
Selected Per Share Data:

Net asset value, beginning of period	$6.52			$10.94			$14.52			$13.63	$12.89	$12.88

Income (loss) from investment operations:
Net investment loss(1)	(0.01)			—			(0.06)			(0.13)	(0.09)	(0.11)
Net realized and unrealized gain (loss)	1.51			(3.86)			(1.03)			2.74	2.94	1.52

Total income (loss) from investment operations	1.50			(3.86)			(1.09)			2.61	2.85	1.41

Less distributions from net realized gain	—			(0.56)			(2.49)			(1.72)	(2.11)	(1.40)

Net asset value, end of period	$8.02			$6.52			$10.94			$14.52	$13.63	$12.89

Total Return(2)	23.01%(7)			(34.88)%			(8.55)%			20.57%	23.34%	10.51%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.51%(4	)(6)(8)		1.33%(4	)(5)		1.52%(4	)(5)		2.10%	2.09%	2.06%
Net investment loss	(0.30)		%(4)(6)(8)	(0.01)		%(4)(5)	(0.43)		%(4)(5)	(1.00)%	(0.64)%	(0.85)%
Rebate from Morgan Stanley affiliate	0.00%(6	)(8)		0.00%(6)			0.00%(6)			—%	—%	—%

Supplemental Data:
Net assets, end of period, in thousands	$45,095			$40,287			$87,936			$132,160	$145,349	$143,725
Portfolio turnover rate	24%(7)			50%			51%			52%	70%	78%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been as follows:

	EXPENSE	NET INVESTMENT
PERIOD ENDED	RATIO	LOSS RATIO
April 30, 2009	2.20%	(0.88)%
April 30, 2008	2.00	(0.91)

(6)	Amount is less than 0.01%.
(7)	Not annualized.
(8)	Annualized.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED APRIL 30,
	OCTOBER 31, 2009			2009		2008		2007	2006	2005
	(unaudited)

Class C Shares
Selected Per Share Data:

Net asset value, beginning of period	$6.43			$10.89		$14.54		$13.64	$12.90	$12.88

Income (loss) from investment operations:
Net investment loss(1)	(0.04)			(0.07)		(0.12)		(0.13)	(0.09)	(0.11)
Net realized and unrealized gain (loss)	1.49			(3.83)		(1.04)		2.75	2.94	1.53

Total income (loss) from investment operations	1.45			(3.90)		(1.16)		2.62	2.85	1.42

Less distributions from net realized gain	—			(0.56)		(2.49)		(1.72)	(2.11)	(1.40)

Net asset value, end of period	$7.88			$6.43		$10.89		$14.54	$13.64	$12.90

Total Return(2)	22.55%(6)			(35.42)%		(9.08)%		20.73%	23.23%	10.60%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.30%(4	)(7)		2.21%(4)		2.00%(4)		2.05%	2.09%	2.01%
Net investment loss	(1.09)		%(4)(7)	(0.89)	%(4)	(0.91)	%(4)	(0.95)%	(0.64)%	(0.80)%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)		0.00%(5)		0.00%(5)		—	—	—

Supplemental Data:
Net assets, end of period, in thousands	$14,478			$12,648		$26,412		$30,604	$29,976	$25,490
Portfolio turnover rate	24%(6)			50%		51%		52%	70%	78%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.01%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED APRIL 30,
	OCTOBER 31, 2009			2009	2008	2007	2006	2005
	(unaudited)

Class I Shares
Selected Per Share Data:

Net asset value, beginning of period	$7.15			$11.89	$15.50	$14.30	$13.31	$13.13

Income (loss) from investment operations:
Net investment income(1)	—			0.01	0.01	—	0.06	0.02
Net realized and unrealized gain (loss)	1.66			(4.19)	(1.13)	2.92	3.04	1.56

Total income (loss) from investment operations	1.66			(4.18)	(1.12)	2.92	3.10	1.58

Less distributions from net realized gain	—			(0.56)	(2.49)	(1.72)	(2.11)	(1.40)

Net asset value, end of period	$8.81			$7.15	$11.89	$15.50	$14.30	$13.31

Total Return(2)	23.22%(6)			(34.78)%	(8.20)%	21.83%	24.54%	11.64%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.30%(4	)(7)		1.21%(4)	1.00%(4)	1.10%	1.09%	1.06%
Net investment income (loss)	(0.09)		%(4)(7)	0.11%(4)	0.09%(4)	0.00%	0.36%	0.15%
Rebate from Morgan Stanley affiliate	0.00%(5	)(7)		0.00%(5)	0.00%(5)	—	—	—

Supplemental Data:
Net assets, end of period, in thousands	$5,170			$5,157	$13,775	$13,329	$9,558	$10,967
Portfolio turnover rate	24%(6)			50%	51%	52%	70%	78%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(5)	Amount is less than 0.01%.
(6)	Not annualized.
(7)	Annualized.

See Notes to Financial Statements

Morgan Stanley Small-Mid Special Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our privacy policy (“Policy”) annually.

This Policy applies to current and former individual clients of Morgan Stanley Distributors Inc., as well as current and former individual investors in Morgan Stanley mutual funds and related companies.

This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts. We may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information and understand your concerns about safeguarding such information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, how we collect it, when we may share it with others, and how others may use it. It discusses the steps you may take to limit our sharing of information about you with affiliated Morgan Stanley companies (“affiliated companies”). It also discloses how you may limit our affiliates’ use of shared information for marketing purposes. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To better serve you and manage our business, it is important that we collect and maintain accurate information about you. We obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our websites and from third parties and other sources.

For example:

•	We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through application forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

Morgan Stanley Small-Mid Special Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time you return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to better serve you, to manage our business and as otherwise required or permitted by law, we may disclose personal information we collect about you to other affiliated companies and to non-affiliated third parties.

A. Information We Disclose to Our Affiliated Companies.  In order to manage your account(s) effectively, including servicing and processing your transactions, to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law, we may disclose personal information about you to other affiliated companies. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, and as otherwise required or permitted by law. For example, some instances where we may disclose information about you to third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be required by law.

3.	How Do We Protect The Security and Confidentiality Of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Small-Mid Special Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

4.	How Can You Limit Our Sharing Of Certain Personal Information About You With Our Affiliated Companies For Eligibility Determination?
We respect your privacy and offer you choices as to whether we share with our affiliated companies personal information that was collected to determine your eligibility for products and services such as credit reports and other information that you have provided to us or that we may obtain from third parties (“eligibility information”). Please note that, even if you direct us not to share certain eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with those companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account. We may also share certain other types of personal information with affiliated companies – such as your name, address, telephone number, e-mail address and account number(s), and information about your transactions and experiences with us.

5.	How Can You Limit the Use of Certain Personal Information About You by our Affiliated Companies for Marketing?
You may limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products or services to you. This information includes our transactions and other experiences with you such as your assets and account history. Please note that, even if you choose to limit our affiliated companies from using certain personal information about you that we may share with them for marketing their products and services to you, we may still share such personal information about you with them, including our transactions and experiences with you, for other purposes as permitted under applicable law.

6.	How Can You Send Us an Opt-Out Instruction?
If you wish to limit our sharing of certain personal information about you with our affiliated companies for “eligibility purposes” and for our affiliated companies’ use in marketing products and services to you as described in this notice, you may do so by:

•	Calling us at (800) 869-6397 Monday-Friday between 8 a.m. and 8 p.m. (EST)

•	Writing to us at the following address: Morgan Stanley Privacy Department Harborside Financial Center, Plaza Two, 3rd Floor Jersey City, NJ 07311

If you choose to write to us, your written request should include: your name, address, telephone number and account number(s) to which the opt-out applies and should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint

Morgan Stanley Small-Mid Special Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

account owner, we will accept instructions from any one of you and apply those instructions to the entire account. Please allow approximately 30 days from our receipt of your opt-out for your instructions to become effective.

Please understand that if you opt-out, you and any joint account holders may not receive certain Morgan Stanley or our affiliated companies’ products and services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account with us or our affiliates, you may receive multiple privacy policies from us, and would need to follow the directions stated in each particular policy for each account you have with us.

Special Notice To Residents Of Vermont
This section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other affiliated companies unless you provide us with your written consent to share such information (“opt-in”).

If you wish to receive offers for investment products and services offered by or through other affiliated companies, please notify us in writing at the following address:

Morgan Stanley Privacy Department
Harborside Financial Center, Plaza Two, 3rd Floor
Jersey City, NJ 07311

Your authorization should include: your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third-party.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Small-Mid Special
Value Fund

Semiannual
Report

October 31, 2009

JBJSAN
IU09-05411P-Y10/09

Item  2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Small-Mid Special Value Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
December 17, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 17, 2009

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